Prepayments and other current assets, net - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Write Down Of Prepayments	$ 20	¥ 141,000	¥ 0	¥ 0